Segment Information (Tables)	12 Months Ended
Mar. 31, 2025
Segment Information [Abstract]
Schedule of Segment's Measure of Profit or Loss

The CODM regularly receives and reviews the following expense categories, which are included in the segment’s measure of profit or loss:

	For the Fiscal Year Ended March 31,
($’000)	2025	2024	2023
	US$’000	US$’000	US$’000
Revenue	53,205	63,463	54,493
Cost of revenue	(49,289)	(59,020)	(51,667)

Administration expenses
Staff cost	(1,226)	(747)	(790)
Legal and professional fees	(600)	(18)	(4)
Lease expenses	(222)	(53)	(52)
Insurance	(78)	(7)	(6)
Office expenses	(25)	(17)	(13)
Depreciation	(4)	(3)	(2)
Others	(72)	(32)	(65)

Other segment (expense)/income	(550)	(1,656)	138

Income tax expenses	(241)	(141)	(362)

Net income	$898	1,769	1,670